TRANSITION PERIOD COMPARATIVE DATA	3 Months Ended
Mar. 31, 2016
Transition Period Comparative Data [Abstract]
Transition Period Comparative Data [Text Block]
15.	TRANSITION PERIOD COMPARATIVE DATA

Three months ended
March 31, 2015 (Unaudited)
$
Operating Data:
Expenses
Research and development	435,671
Professional and consulting fees	261,350
General and administrative	167,747
Depreciation	10,412
Share-based compensation expense	371,637
1,246,817
Other expenses (income)
Interest expense	179
Other income	(323)
Change in fair value of warrant derivative liability	6,387,473
Total other expense (income)	6,387,329

Net loss for the period	(7,634,146)
Foreign exchange translation adjustment for the period	24,799
Net loss and comprehensive loss for the period	(7,609,347)
Loss per share - basic and diluted	(0.14)
Weighted average number of shares outstanding – basic and diluted	52,726,746

Cash flow Data:
Net cash used in operating activities	(825,483)
Net cash used in investing activities	(38,820)
Net cash provided by financing activities	6,788,988
Effects of foreign currency exchange rate changes	(9,510)
Net increase in cash and cash equivalents for the period	5,915,175